SEGMENTED INFORMATION (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of operating segments [line items]
Total revenue commitments	$ 75,683
2019
Disclosure of operating segments [line items]
Total revenue commitments	9,817
2020
Disclosure of operating segments [line items]
Total revenue commitments	5,441
2021
Disclosure of operating segments [line items]
Total revenue commitments	4,567
2022
Disclosure of operating segments [line items]
Total revenue commitments	4,567
2023
Disclosure of operating segments [line items]
Total revenue commitments	4,567
Thereafter
Disclosure of operating segments [line items]
Total revenue commitments	46,724
Canada Mining | Toll milling services - APG Arrangement
Disclosure of operating segments [line items]
Total revenue commitments	69,559
Canada Mining | Toll milling services - APG Arrangement | 2019
Disclosure of operating segments [line items]
Total revenue commitments	4,567
Canada Mining | Toll milling services - APG Arrangement | 2020
Disclosure of operating segments [line items]
Total revenue commitments	4,567
Canada Mining | Toll milling services - APG Arrangement | 2021
Disclosure of operating segments [line items]
Total revenue commitments	4,567
Canada Mining | Toll milling services - APG Arrangement | 2022
Disclosure of operating segments [line items]
Total revenue commitments	4,567
Canada Mining | Toll milling services - APG Arrangement | 2023
Disclosure of operating segments [line items]
Total revenue commitments	4,567
Canada Mining | Toll milling services - APG Arrangement | Thereafter
Disclosure of operating segments [line items]
Total revenue commitments	46,724
DES | Environmental services
Disclosure of operating segments [line items]
Total revenue commitments	5,635
DES | Environmental services | 2019
Disclosure of operating segments [line items]
Total revenue commitments	4,761
DES | Environmental services | 2020
Disclosure of operating segments [line items]
Total revenue commitments	874
DES | Environmental services | 2021
Disclosure of operating segments [line items]
Total revenue commitments	0
DES | Environmental services | 2022
Disclosure of operating segments [line items]
Total revenue commitments	0
DES | Environmental services | 2023
Disclosure of operating segments [line items]
Total revenue commitments	0
DES | Environmental services | Thereafter
Disclosure of operating segments [line items]
Total revenue commitments	0
Corporate and Other | Management fees
Disclosure of operating segments [line items]
Total revenue commitments	489
Corporate and Other | Management fees | 2019
Disclosure of operating segments [line items]
Total revenue commitments	489
Corporate and Other | Management fees | 2020
Disclosure of operating segments [line items]
Total revenue commitments	0
Corporate and Other | Management fees | 2021
Disclosure of operating segments [line items]
Total revenue commitments	0
Corporate and Other | Management fees | 2022
Disclosure of operating segments [line items]
Total revenue commitments	0
Corporate and Other | Management fees | 2023
Disclosure of operating segments [line items]
Total revenue commitments	0
Corporate and Other | Management fees | Thereafter
Disclosure of operating segments [line items]
Total revenue commitments	$ 0